As filed with the Securities and Exchange Commission on January 6, 2014

Securities Act File No. 333-173306

Investment Company Act File No. 811-22545

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 12	☒

(Check appropriate box or boxes)

DREXEL HAMILTON MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Address of Principal Executive Offices)

1-855-298-4236

(Registrant’s Telephone Number, including Area Code)

James Abate, 45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Name and Address of Agent for Service)

Copies of Communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On January 17, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 6 to its Registration Statement until January 17, 2014.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, filed on November 5, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and State of New York on the 6th day of January, 2014.

DREXEL HAMILTON MUTUAL FUNDS

(Registrant)

By:  /s/ James A. Abate

President

Pursuant to the requirements of the Securities Act of 1933, this registrant statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James A. Abate

President, Secretary and Trustee

January 6, 2014

James A. Abate

/s/ Dr. James L. Grant

Trustee

January 6, 2014

Dr. James L. Grant*

/s/ Dr. Aloke Ghosh

Trustee

January 6, 2014

Dr. Aloke Ghosh*

/s/ Joseph Marinaro

Trustee

January 6, 2014

Joseph Marinaro*

*By:  /s/ James A. Abate

James A. Abate
Signature affixed by James A. Abate pursuant to Powers of Attorney dated January 3, 2014.